Fair Value Measurements (tables)	3 Months Ended
Mar. 31, 2017
Fair Value Measurements disclosure
Level within the fair value hierarchy at which the Company's financial assets and financial liabilities reported at fair value are measured [Table Text Block]

(at March 31, 2017, in millions)	Total	Level 1	Level 2	Level 3

Invested assets:
Fixed maturities
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities	$2,049	$2,049	$—	$—
Obligations of states, municipalities and political subdivisions	31,960	—	31,956	4
Debt securities issued by foreign governments	1,590	—	1,590	—
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	1,780	—	1,692	88
All other corporate bonds	23,795	5	23,620	170
Redeemable preferred stock	94	3	91	—

Total fixed maturities	61,268	2,057	58,949	262

Equity securities
Public common stock	619	619	—	—
Non-redeemable preferred stock	132	67	65	—

Total equity securities	751	686	65	—

Other investments	53	17	—	36

Total	$62,072	$2,760	$59,014	$298

(at December 31, 2016, in millions)	Total	Level 1	Level 2	Level 3

Invested assets:
Fixed maturities
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities	$2,035	$2,035	$—	$—
Obligations of states, municipalities and political subdivisions	31,910	—	31,898	12
Debt securities issued by foreign governments	1,662	—	1,662	—
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	1,708	—	1,704	4
All other corporate bonds	23,107	—	22,939	168
Redeemable preferred stock	93	3	90	—

Total fixed maturities	60,515	2,038	58,293	184

Equity securities
Public common stock	603	603	—	—
Non-redeemable preferred stock	129	51	78	—

Total equity securities	732	654	78	—

Other investments	53	17	—	36

Total	$61,300	$2,709	$58,371	$220

Carrying value and fair value of financial instruments disclosed, but not carried, at fair value and the level within the fair value hierarchy at which such financial instruments are categorized [Table Text Block]

(at March 31, 2017, in millions)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Financial assets:
Short-term securities	$4,817	$4,817	$991	$3,791	$35

Financial liabilities:
Debt	$6,338	$7,306	$—	$7,306	$—
Commercial paper	$100	$100	$—	$100	$—

(at December 31, 2016, in millions)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Financial assets:
Short-term securities	$4,865	$4,865	$1,223	$3,607	$35

Financial liabilities:
Debt	$6,337	$7,262	$—	$7,262	$—
Commercial paper	$100	$100	$—	$100	$—